Insurance contracts and private pension	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Insurance contracts and private pension
Note 27 – Insurance contracts and private pension
ITAÚ UNIBANCO HOLDING, through its subsidiaries, offers to the market insurance and private pension products, with the purpose of assuming risks and restoring the economic balance of the insured’s assets. Products are offered through insurance brokers (independent and captive brokers), Itaú Unibanco’s electronic channels and branches, in compliance with the regulatory requirements, of the National Council of Private Insurance – CNSP and the Superintendence of Private Insurance—SUSEP.
I – Insurance
A contract entered into by the parties to protect the customer’s assets, upon payment of a premium, by means of replacement or pre-established
financial compensation, against damage their property or their person. As backing, ITAÚ UNIBANCO HOLDING insurance companies set up technical reserves, through specialized areas within the conglomerate, with the objective of indemnifying policyholders’ losses in the event of claims of insured risks.
The insurance risks sold by ITAÚ UNIBANCO HOLDING’s insurance companies are divided into property and casualty insurance, covering loss, damage or liabilities for assets or persons, and life insurance that includes coverage for death and personal accidents.
II – Private pension
Designed to ensure the maintenance of the quality of life of participants, as a supplement to the government plans, through long term investments, private pension products are divided into three major groups:

•
PGBL – Free Benefit Generating Plan:
The main objective of this plan is the accumulation of financial resources, but it can be purchased with additional risk coverage. Recommended for customers that file the full version of the income tax return, because they can deduct contributions paid for tax purposes up to 12% of their annual taxable gross income;

•	VGBL - Free Benefit Generating Life Plan: This is insurance structured as a pension plan. Its taxation differs from the PGBL; in this case, the tax basis is the earned income; and

•
FGB – Benefit Generating Fund:
This is a pension plan with minimum income guarantee, and possibility of receiving earnings from asset performance. Although there are plans still in existence, they are no longer sold.

III – Technical provision for insurance and private pensions
The technical provisions for insurance and private pensions are recognized according to the technical notes approved by SUSEP and criteria established by current legislation, as follows:

•
Provision for unearned premiums (PPNG)
-
this provision is recognized, based on insurance premiums, to cover amounts payable for future claims and expenses. In the calculation, the term to maturity of risks assumed and issued and risks in effect but not issued (PPNG-RVNE) in the policies or endorsements of contracts in force is taken pro rata on a daily basis;

•
Provision for unsettled claims (PSL) -
this provision is recognized to cover expected amounts for reported and unpaid claims, including administrative and judicial claims. It includes amounts related to indemnities, reserve funds and past-due
income, all gross of reinsurance operations and net of coinsurance operations, when applicable. When necessary, it must cover adjustments for IBNER (claims incurred but not sufficiently reported) for the total of claims reported but not yet paid, a total which may change during the process up to final settlement;

•
Provision for claims incurred and not reported (IBNR) -
this provision is recognized for the coverage of expected amount for settlement of claims incurred but not reported up to the calculation base date, including administrative and judicial claims. It includes amounts related to indemnities, reserve funds and income, all gross of reinsurance operations and net of coinsurance operations;

•
Mathematical provisions for benefits to be granted (PMBAC) -
recognized for the coverage of commitments assumed to participants or policyholders, based on the provisions of the contract, while the event that gives rise to the benefit and/or indemnity has not occurred;

•
Mathematical provisions for benefits granted (PMBC) -
recognized for the coverage of commitments to payment of indemnities and/or benefits to participants or insured parties, based on the provisions of the contract, after the event has occurred;

•
Provision for financial surplus (PEF) -
it is recognized to guarantee amounts intended for the distribution of financial surplus, if provided for in the contract. Corresponds to the financial income exceeding the minimum return guaranteed in the product;

•	Supplemental Coverage Reserve (PCC) - recognized when technical reserves are found to be insufficient, as shown by the Liability Adequacy Test, provided for in the regulations;

•
Provision for redemptions and other amounts to be regularized (PVR) -
this provision is recognized for the coverage of amounts related to redemptions to be regularized, returned premiums or funds, transfers requested but, for any reason, not yet transferred to the recipient insurance company or open private pension entity, and where premiums have been received but not quoted;

•	Provision for related expenses (PDR) - recognized for the coverage of expected amounts related to expenses on benefits and indemnities, due to events which have occurred or will occur.
IV - Main information related to Insurance and Private Pension operations
a) Indexes

	Sales ratio %				Loss ratio %
Main Insurance Lines	01/01 to 12/31/2021	01/01 to 12/31/2020	01/01 to 12/31/2019	01/01 to 12/31/2021	01/01 to 12/31/2020	01/01 to 12/31/2019
Group Accident Insurance	31.5	33.8	35.1	14.5	11.3	6.8
Individual Accident Insurance	18.7	18.8	18.8	26.7	29.4	24.1
Credit Life Insurance	22.9	24.2	23.7	26.1	22.3	18.0
Random Events	23.3	23.5	23.5	32.0	34.3	26.3
Multiple Peril	43.1	44.4	46.4	24.0	52.9	60.2
Mortagage Insurance in Market Policies – Credit Life Insurance	20.3	20.4	20.0	26.5	18.5	17.3
Group Life	23.8	24.0	23.2	53.5	41.0	34.4
b) Revenues from insurance premiuns and private pension

	Premiums and contributions
Main lines	01/01 to 12/31/2021	01/01 to 12/31/2020	01/01 to 12/31/2019
Group Accident Insurance	883	847	867
Individual Accident Insurance	175	187	222
Disability Savings Pension	240	258	269
PGBL	2,460	2,235	2,282
Credit Life Insurance	1,008	624	946
Random Events	192	195	227
Multiple Peril	542	370	290
Mortagage Insurance in Market Policies – Credit Life Insurance	437	339	324
Traditional	128	117	115
VGBL	7,054	8,022	12,335
Group Life	1,165	955	947
Other lines	739	655	800
Total	15,023	14,804	19,624

c) Technical provisions balances

	12/31/2021			12/31/2020
	Insurance	Private Pension	Total	Insurance	Private Pension	Total
Unearned premiums (PPNG)	2,846	12	2,858	2,298	12	2,310
Mathematical provisions for benefits to be granted (PMBAC) and granted benefits (PMBC)	19	209,196	209,215	17	215,216	215,233
Redemptions and Other Unsettled Amounts (PVR)	19	358	377	16	332	348
Financial surplus (PEF)	1	691	692	2	655	657
Unsettled claims (PSL)	506	79	585	515	68	583
Claims / events incurred but not reported (IBNR)	334	27	361	294	22	316
Related Expenses (PDR)	29	65	94	29	88	117
Other provisions	129	665	794	132	1,304	1,436
Total	3,883	211,093	214,976	3,303	217,697	221,000

Current	3,102	541	3,643	2,537	526	3,063
Non-current	781	210,552	211,333	766	217,171	217,937

d) Change in technical provisions

	12/31/2021			12/31/2020
	Insurance	Private pension	Total	Insurance	Private pension	Total
Opening balance - 01/01	3,303	217,697	221,000	3,688	214,646	218,334
(+) Additions arising from premiums / contributions	5,106	9,676	14,782	4,176	10,389	14,565
(-) Deferral due to elapsed risk	(4,563)	—	(4,563)	(4,221)	—	(4,221)
(-) Payment of claims / benefits	(1,598)	(373)	(1,971)	(1,263)	(364)	(1,627)
(+) Reported claims	1,534	—	1,534	1,322	—	1,322
(-) Redemptions	—	(16,872)	(16,872)	—	(15,431)	(15,431)
(+/-) Net Portability	—	(3,417)	(3,417)	—	563	563
(+) Adjustment of reserves and financial surplus	14	5,009	5,023	12	7,837	7,849
(+/-) Other (increase / reversal)	83	(627)	(544)	(190)	57	(133)
(+/-) Corporate Reorganization	4	—	4	(221)	—	(221)
Closing balance	3,883	211,093	214,976	3,303	217,697	221,000

Through actuarial models based mainly on the portfolio historical experience and on macroeconomic projections, ITAÚ UNIBANCO HOLDING establishes the assumptions that influence the assessment of technical provisions. The assumptions are reassessed annually by experts of the actuarial and risk area, and are subsequently submitted to the executive’s approval. The effects on assumptions are recognized in income for the period in which they occurred.

V - Deferred acquisition costs
They are recorded in assets and charges are shown in the table below:

	12/31/2021	12/31/2020
Opening Balance - 01/01	496	495

Increase	1,298	1,089
Amortization	(1,163)	(1,088)

Closing Balance	631	496

Balance to be amortized in up to 12 months	464	380
Balance to be amortized after 12 months	167	116

VI - Table of Claims Development

Provision for unsettled claims (PSL)	585
(-) IBNER	214
(-) Reinsurance	19
(-) Retrocession and other estimates	—
Liability claims presented in the claims development table (a + b)	352

The amount of obligations of the ITAÚ UNIBANCO HOLDING may change. The first part of the table below shows how the final loss estimate changes through time. The second part of the table reconciles the amounts pending payment and the liability disclosed in the balance sheet.
a) Administratives claims - net of reinsurance

Occurrence date	12/31/2017	12/31/2018	12/31/2019	12/31/2020	12/31/2021	Total
At the end of reporting period	934	954	1,121	1,231	1,401
After 1 year	977	1,012	1,133	1,237
After 2 years	975	1,015	1,133
After 3 years	973	1,012
After 4 years	969
Current estimate	969	1,012	1,133	1,237	1,401
Accumulated payments through base date	958	999	1,123	1,226	1,300	5,606
Liabilities recognized in the balance sheet	11	13	10	11	101	146
Liabilities in relation to prior periods						54
Total administratives claims						200

b) Judicial claims - net of reinsurance

Occurrence date	12/31/2017	12/31/2018	12/31/2019	12/31/2020	12/31/2021	Total
At the end of reporting period	28	16	20	12	12
After 1 year	40	33	36	23
After 2 years	51	47	43
After 3 years	60	54
After 4 years	64
Current estimate	64	54	43	23	12
Accumulated payments through base date	55	43	30	10	4	142
Liabilities recognized in the balance sheet	9	11	13	13	8	54
Liabilities in relation to prior periods						98
Total judicial claims						152

The breakdown of the claims development table into administrative and judicial shows the reallocation of admininstrative claims up to a certain base date and that become judicial claims afterwards, which may give the wrong impression of need for adjusting the provisions in each breakdown.

VII - Liability Adequacy Test
ITAÚ UNIBANCO HOLDING tests for Liability Adequacy semiannually, by comparing the amount recognized for its technical reserves with the current estimate of cash flow of its future obligations. The estimate should include all cash flows related to the business, which is the minimum requirement for carrying out the adequacy test.
The Liability Adequacy Test did not indicate significant insufficiency in 2021, 2020 and 2019.
The assumptions used in the test are periodically reviewed and are based on best practices and an analysis of subsidiaries’ experience, thus representing the best estimates for cash flow projections.
Methodology and test grouping
Specifically for insurance products, cash flows were projected using the method known as the run-off
triangle for quarterly frequency periods. For pension products, cash flows for the deferral and concession phases are tested separately.
The risk grouping criteria include groups subject to similar risks that are jointly managed as a single portfolio.
Demographic tables
Demographic tables are instruments to measure the demographic risk represented by the probability of death, survival or disability of a participant.
For death and survival estimates, the latest Brazilian Market Insurer Experience tables
(BR-EMS)
are used, adjusted according to Scale G life expectancy development, and the Álvaro Vindas table is used to estimate benefit requests for disability.
Risk-free interest rate
The relevant risk-free forward interest-rate structure (ETTJ) is an indicator of the pure time value of money used to price the set of projected cash flows.
The ETTJ was obtained from the curve of securities deemed to be credit risk free, available in the Brazilian financial market and determined by ITAÚ UNIBANCO HOLDING using its own method, plus a spread, which takes into account the impact of the market result of securities classified as Financial assets at amortized cost in the Guarantee assets portfolio.
Annuity conversion rate
The annuity conversion rate represents the expected conversion of balances accumulated by participants in retirement benefits. The decision by participants convert into an annuity is influenced by behavioral, economic and tax factors.
Other assumptions
Related expenses, cancellations and partial redemptions, future additions and contributions, are among the assumptions that affect the estimate of projected cash flows since they represent expenses and income arising from insurance agreements assumed.